Stock Based Compensation Plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Intrinsic value of options exercised		$ 1.2	$ 0.2
Weighted average grant date fair value/shares		$ 6.36	$ 0.74
Fair value of RSAs vested		$ 0.6	$ 0.3
Unrecognized stock based compensation expense		$ 7.8
Weighted-average period		3 years 1 month 9 days
Early exercises of options outstanding		74,840
Repurchase price per share		$ 2.73
RSA [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting Period		4 years
Employee Stock | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of stockholders	10.00%
2015 stock plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration period		10 years
Vesting Period		4 years
Cliff vesting period		1 year
Additional stock awards issued under plan		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		The Company’s outstanding RSAs began vesting one month after the grant date and vest 1/48th per month over four years.
2021 Stock Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for future issuance		4,344,699
2021 Stock Plan [Member] | Employee Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent	110.00%
Exercisable period	5 years
percentage of vesting	25.00%
Description of modification of options	Options under the 2021 Plan generally vest 25% upon one year of continued service to the Company, with the remainder in monthly increments over three additional years.
2021 Stock Plan [Member] | Employee Stock | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration period		10 years
2021 Stock Plan [Member] | Employee Stock | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent	100.00%